Stock-based Compensation - Schedule of stock option activity under the Company's equity incentive plan (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning | shares	49,157
Number of Options Granted | shares	11,305
Number of Options Exercised | shares	(2,558)
Number of Options Forfeited | shares	(1,958)
Number of Options Expired | shares	(508)
Number of Options Outstanding, Ending | shares	55,438
Number of Options Exercisable | shares	34,480
Weighted–Average Exercise Price Outstanding, Beginning | $ / shares	$ 0.6
Weighted–Average Exercise Price Granted | $ / shares	7.1
Weighted–Average Exercise Price Exercised | $ / shares	0.56
Weighted–Average Exercise Price Forfeited | $ / shares	1.32
Weighted–Average Exercise Price Expired | $ / shares	0.61
Weighted–Average Exercise Price Outstanding, Ending | $ / shares	1.9
Weighted–Average Exercise Price Exercisable | $ / shares	$ 0.74
Weighted- Average Remaining Contractual Life Outstanding	7 years
Weighted- Average Remaining Contractual Life Exercisable	6 years
Aggregate Intrinsic Value Outstanding | $	$ 500,376
Aggregate Intrinsic Value Exercisable | $	$ 351,119